Product Warranties	12 Months Ended
Sep. 30, 2018
Guarantees and Product Warranties [Abstract]
Product warranties
Product Warranties
The Company accrues warranty obligations associated with certain products as revenue is recognized. Provisions for the warranty obligations are based upon historical experience of costs incurred for such obligations, adjusted for site‑specific risk factors and as necessary, for current conditions and factors. There are significant uncertainties and judgments involved in estimating warranty obligations, including changing product designs, differences in customer installation processes and future claims experience which may vary from historical claims experience.
A reconciliation of the activity related to the accrued warranty, including both the current and long‑term portions, is as follows:

	Year Ended September 30,
	2018	2017	2016
Balance at beginning of the period	$17,274	$23,309	$31,758
Warranty provision for sales	5,584	6,697	8,994
Settlement of warranty claims	(9,968)	(12,669)	(15,785)
Foreign currency and other	(623)	(348)	(1,658)
Business combination recognition	—	285	—
Balance at end of the period	$12,267	$17,274	$23,309

The decline in accrued warranty over the periods presented is attributable to improved product quality and better project execution, as well as the expiration of warranty periods for certain specific exposures related to discontinued products.